PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

The composition of property and equipment, net is as follows:

	December 31,
	2016	2017

Cost:
Leasehold improvements	$12,127	$17,388
Computers, peripheral equipment and electronic equipment	6,693	13,856
Office furniture and equipment	2,556	3,913

	21,376	35,157

Less accumulated depreciation	12,626	18,956

Depreciated cost	$8,750	$16,201

Depreciation expense amounted to $ 4,999, $ 4,538 and $ 5,654 for the years ended December 31, 2015, 2016 and 2017, respectively.

During 2016, the Company recorded a reduction of approximately $ 1,908 to the cost and accumulated depreciation of fully depreciated equipment no longer in use, following an assessment made by the Company. In 2017 the company did not record any such reduction.